Shareholders Equity (USD $) In Thousands, except Share data	Ordinary Share	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	PRC Statutory Reserves	Retained Earnings	Noncontrolling Interest	Total
Beginning Balance, amount at Dec. 31, 2008	$ 122	$ 9,495	$ (281)	$ 478	$ 200	$ 6,979	$ 1,986	$ 18,979
Beginning Balance, shares at Dec. 31, 2008	2,218,551
Net income						32	305	337
Other comprehensive income: Foreign exchange translation adjustment				9			1	10
Total comprehensive income								347
Purchase of treasury stock			(253)					(253)
Exercise of stock options, shares	1,818
Exercise of stock options, amount		6						6
Appropriation of reserves					22	(22)		0
Dividend paid/payable to non-controlling interest							(147)	(147)
Ending Balance, amount at Dec. 31, 2009	122	9,501	(534)	487	222	6,989	2,145	18,932
Ending Balance, shares at Dec. 31, 2009	2,220,369
Net income						(1,087)	330	(757)
Other comprehensive income: Foreign exchange translation adjustment				110			67	177
Total comprehensive income								(580)
Purchase of treasury stock			(105)					(105)
Exercise of stock options, shares	9,259
Exercise of stock options, amount	1	32						33
Appropriation of reserves					53	(53)		0
Dividend paid/payable to non-controlling interest							(106)	(106)
Purchase of non-controlling interest				8			(81)	(73)
Ending Balance, amount at Dec. 31, 2010	123	9,533	(639)	605	275	5,849	2,355	18,101
Ending Balance, shares at Dec. 31, 2010	2,229,628
Net income						521	(531)	(10)
Other comprehensive income: Foreign exchange translation adjustment				126			89	215
Total comprehensive income								205
Purchase of treasury stock			(94)					(94)
Appropriation of reserves					(1)	1		0
Dividend paid/payable to non-controlling interest							(76)	(76)
Purchase of non-controlling interest							(227)	(227)
Ending Balance, amount at Dec. 31, 2011	$ 123	$ 9,533	$ (733)	$ 731	$ 274	$ 6,371	$ 1,610	$ 17,909
Ending Balance, shares at Dec. 31, 2011	2,229,628